Leases (Details) - Schedule of operating lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 8,144	$ 5,260
Variable lease cost	4,150	3,920
Short-term lease cost	422	177
Total lease costs	$ 12,716	$ 9,357